Vanguard High Yield Bond Portfolio

Schedule of Investments (unaudited)

As of September 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (90.7%)
Finance (11.7%)
	Banking (3.4%)
	Ally Financial Inc.	4.625%	5/19/22	105	109
	Ally Financial Inc.	5.125%	9/30/24	1,480	1,613
	Ally Financial Inc.	4.625%	3/30/25	540	579
	Ally Financial Inc.	5.750%	11/20/25	3,415	3,825
	Ally Financial Inc.	8.000%	11/1/31	215	298
	Barclays plc	4.375%	9/11/24	715	737
	Barclays plc	5.200%	5/12/26	300	319
1	BNP Paribas SA	6.750%	3/14/66	1,805	1,906
1	Credit Suisse AG	6.250%	12/31/50	5,280	5,591
1	ING Groep NV	6.875%	4/16/66	2,400	2,525
2	Intesa Sanpaolo SPA	5.017%	6/26/24	300	309
2	Intesa Sanpaolo SPA	5.710%	1/15/26	2,105	2,231
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,767
1	UBS Group AG	6.875%	3/22/66	3,700	3,839

	Finance Companies (5.2%)
1,2 AerCap Global Aviation Trust		6.500%	6/15/45	3,950	4,202
	Aircastle Ltd.	5.000%	4/1/23	465	497
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,191
2	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,744
	CIT Group Inc.	5.000%	8/15/22	1,555	1,644
	CIT Group Inc.	5.000%	8/1/23	155	165
	CIT Group Inc.	4.750%	2/16/24	115	122
2	Freedom Mortgage Corp.	8.250%	4/15/25	740	680
	Navient Corp.	7.250%	1/25/22	1,320	1,426
	Navient Corp.	6.500%	6/15/22	4,150	4,430
	Navient Corp.	5.500%	1/25/23	2,625	2,717
	Navient Corp.	7.250%	9/25/23	590	642
	Navient Corp.	6.750%	6/25/25	4,030	4,156
	Navient Corp.	5.625%	8/1/33	1,052	888
2	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	649
	Springleaf Finance Corp.	8.250%	12/15/20	1,265	1,344
	Springleaf Finance Corp.	7.750%	10/1/21	1,965	2,142
	Springleaf Finance Corp.	6.125%	5/15/22	385	412
	Springleaf Finance Corp.	8.250%	10/1/23	515	600
	Springleaf Finance Corp.	6.125%	3/15/24	1,715	1,848
	Springleaf Finance Corp.	6.875%	3/15/25	715	788
	Springleaf Finance Corp.	7.125%	3/15/26	4,396	4,868
	Springleaf Finance Corp.	6.625%	1/15/28	765	822

	Insurance (2.8%)
1	Aegon NV	5.500%	4/11/48	2,220	2,364
3,4 Asurion LLC. Bank Loan, 1M USD LIBOR +
	3.000%	5.043%	11/3/24	3,071	3,080
	Centene Corp.	4.750%	1/15/25	600	617
	CNO Financial Group Inc.	5.250%	5/30/25	1,785	1,934
	CNO Financial Group Inc.	5.250%	5/30/29	1,635	1,788
	Genworth Holdings Inc.	7.700%	6/15/20	130	133

	Genworth Holdings Inc.	7.200%	2/15/21	830	858
	Genworth Holdings Inc.	7.625%	9/24/21	760	789
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,394
	Genworth Holdings Inc.	4.800%	2/15/24	475	442
	MGIC Investment Corp.	5.750%	8/15/23	725	790
	Radian Group Inc.	4.500%	10/1/24	2,485	2,566
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,861
	WellCare Health Plans Inc.	5.250%	4/1/25	1,325	1,381

	Other Finance (0.1%)
3,4 Trans Union LLC Bank Loan, 1M USD LIBOR
	+ 2.000%	4.112%	6/19/25	1,129	1,132

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	1,100	1,147
					87,901
Industrial (77.6%)
	Basic Industry (4.1%)
2	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	2,402	2,399
	Chemours Co.	6.625%	5/15/23	1,327	1,307
	Chemours Co.	7.000%	5/15/25	3,115	2,940
	Chemours Co.	5.375%	5/15/27	930	802
	Commercial Metals Co.	5.750%	4/15/26	1,414	1,456
	Commercial Metals Co.	5.375%	7/15/27	565	568
2	Constellium NV	5.750%	5/15/24	1,085	1,116
2	Constellium NV	6.625%	3/1/25	2,185	2,278
2	Constellium NV	5.875%	2/15/26	260	271
2,5 CTC BondCo GmbH		5.250%	12/15/25	425	481
	Graphic Packaging International Inc.	4.125%	8/15/24	1,065	1,105
2	Graphic Packaging International LLC	4.750%	7/15/27	205	216
2	Novelis Corp.	6.250%	8/15/24	1,950	2,045
2	Novelis Corp.	5.875%	9/30/26	2,035	2,137
	Olin Corp.	5.125%	9/15/27	1,775	1,810
	Olin Corp.	5.625%	8/1/29	1,285	1,330
	Olin Corp.	5.000%	2/1/30	325	325
3	Starfruit Finco B.V. Bank Loan	5.292%	10/1/25	107	104
3,4 Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.250%	5.292%	10/1/25	550	538
2	Starfruit US Holdco LLC / Starfruit Finco BV	8.000%	10/1/26	905	903
	Steel Dynamics Inc.	5.125%	10/1/21	1,020	1,022
	Steel Dynamics Inc.	5.500%	10/1/24	1,275	1,310
	Steel Dynamics Inc.	4.125%	9/15/25	70	70
	Steel Dynamics Inc.	5.000%	12/15/26	270	283
2	Tronox Finance plc	5.750%	10/1/25	675	628
2	Tronox Inc.	6.500%	4/15/26	2,725	2,596
	United States Steel Corp.	6.650%	6/1/37	460	353
2	Versum Materials Inc.	5.500%	9/30/24	640	686

	Capital Goods (11.2%)
2	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	1,840	1,925
2	ARD Finance SA	7.125%	9/15/23	1,140	1,174
	ARD Finance SA	7.125%	9/15/23	655	675
2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	4,365	4,561

2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.125%	8/15/26	1,490	1,503
2,6 Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	160	201
2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	5.250%	8/15/27	700	708
2	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,353
2	Ashtead Capital Inc.	5.250%	8/1/26	545	578
2	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,580
	Ball Corp.	4.000%	11/15/23	465	487
	Ball Corp.	5.250%	7/1/25	141	156
	Ball Corp.	4.875%	3/15/26	3,400	3,685
2	Beacon Escrow Corp.	4.875%	11/1/25	2,585	2,533
2	Beacon Roofing Supply Inc.	4.500%	11/15/26	220	222
2	Berry Global Escrow Corp.	5.625%	7/15/27	215	222
2	Berry Global Inc.	4.500%	2/15/26	1,655	1,630
2	Berry Global Inc.	4.875%	7/15/26	1,630	1,687
2	Bombardier Inc.	5.750%	3/15/22	675	686
2	Bombardier Inc.	6.125%	1/15/23	2,698	2,728
2	Bombardier Inc.	7.500%	12/1/24	460	463
2	Bombardier Inc.	7.500%	3/15/25	1,412	1,408
2	Bombardier Inc.	7.875%	4/15/27	1,675	1,662
2	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	160
2	Cemex SAB de CV	6.125%	5/5/25	3,280	3,407
2	Cemex SAB de CV	7.750%	4/16/26	735	798
2	Clean Harbors Inc.	4.875%	7/15/27	960	1,003
2	Clean Harbors Inc.	5.125%	7/15/29	768	814
	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	710	743
2,5 Crown European Holdings SA		2.875%	2/1/26	1,555	1,838
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	3,655
2	HD Supply Inc.	5.375%	10/15/26	1,210	1,281
2	Herc Holdings Inc.	5.500%	7/15/27	3,700	3,830
2	Jeld-Wen Inc.	4.625%	12/15/25	345	345
2	Jeld-Wen Inc.	4.875%	12/15/27	195	193
2	LANXESS AG	6.000%	4/1/24	290	298
2,5 Loxam SAS		4.250%	4/15/24	190	215
2	OI European Group BV	4.000%	3/15/23	660	664
2	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	180	186
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	951
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	376
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	644	645
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2,240	2,299
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	455
2	Standard Industries Inc.	5.500%	2/15/23	295	302
2	Standard Industries Inc.	5.375%	11/15/24	2,323	2,390
2	Standard Industries Inc.	6.000%	10/15/25	4,295	4,499
2	Standard Industries Inc.	5.000%	2/15/27	495	512
2	Standard Industries Inc.	4.750%	1/15/28	1,025	1,056
	TransDigm Inc.	6.500%	7/15/24	3,090	3,187
	TransDigm Inc.	6.500%	5/15/25	2,565	2,671
	TransDigm Inc.	6.375%	6/15/26	900	945
2,5 Trivium Packaging Finance BV		3.750%	8/15/26	180	207
2	Trivium Packaging Finance BV	5.500%	8/15/26	345	363

United Rentals North America Inc.	5.500%	7/15/25	2,230	2,316
United Rentals North America Inc.	4.625%	10/15/25	1,665	1,700
United Rentals North America Inc.	5.875%	9/15/26	1,955	2,082
United Rentals North America Inc.	6.500%	12/15/26	1,590	1,727
United Rentals North America Inc.	5.500%	5/15/27	2,125	2,247
United Rentals North America Inc.	4.875%	1/15/28	1,470	1,527
United Rentals North America Inc.	5.250%	1/15/30	740	774

Communication (19.0%)
2 Altice Financing SA	6.625%	2/15/23	1,875	1,924
2 Altice France SA	6.250%	5/15/24	1,426	1,472
2 Altice France SA	7.375%	5/1/26	2,250	2,405
2 Altice Luxembourg SA	7.750%	5/15/22	419	428
2 Altice Luxembourg SA	7.625%	2/15/25	1,200	1,245
Belo Corp.	7.750%	6/1/27	920	1,047
Belo Corp.	7.250%	9/15/27	667	759
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	250	250
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	365	369
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	400	406
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	2,990	3,061
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	1,150	1,173
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	66	67
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	2,871	2,975
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	1,450	1,528
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	1,386	1,450
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	445	471
CenturyLink Inc.	5.800%	3/15/22	303	319
CenturyLink Inc.	6.750%	12/1/23	755	829
CenturyLink Inc.	7.500%	4/1/24	557	622
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	891	1,085
CSC Holdings LLC	6.750%	11/15/21	1,735	1,869
2 CSC Holdings LLC	5.125%	12/15/21	1,935	1,935
2 CSC Holdings LLC	5.375%	7/15/23	280	287
2 CSC Holdings LLC	6.625%	10/15/25	700	748
2 CSC Holdings LLC	5.500%	5/15/26	3,890	4,089
2 CSC Holdings LLC	5.500%	4/15/27	2,610	2,757
DISH DBS Corp.	6.750%	6/1/21	4,530	4,756
DISH DBS Corp.	5.875%	7/15/22	3,746	3,891
DISH DBS Corp.	5.000%	3/15/23	1,384	1,394
DISH DBS Corp.	5.875%	11/15/24	2,405	2,375
DISH DBS Corp.	7.750%	7/1/26	3,260	3,309
Embarq Corp.	7.995%	6/1/36	720	710
Gannett Co. Inc.	6.375%	10/15/23	850	877
2 Gray Escrow Inc.	7.000%	5/15/27	415	454
2 Gray Television Inc.	5.125%	10/15/24	1,961	2,025
2 Gray Television Inc.	5.875%	7/15/26	1,470	1,529

	Level 3 Financing Inc.	5.375%	8/15/22	1,862	1,869
	Level 3 Financing Inc.	5.625%	2/1/23	870	879
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,131
	Nokia Oyj	4.375%	6/12/27	1,555	1,624
	Quebecor Media Inc.	5.750%	1/15/23	2,810	3,056
	Qwest Corp.	6.875%	9/15/33	481	480
2	Sinclair Television Group Inc.	5.625%	8/1/24	470	484
2	Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,860
2	Sinclair Television Group Inc.	5.125%	2/15/27	1,975	1,987
2	Sirius XM Radio Inc.	4.625%	7/15/24	1,640	1,697
	Sprint Capital Corp.	6.875%	11/15/28	2,915	3,170
	Sprint Capital Corp.	8.750%	3/15/32	1,170	1,439
2	Sprint Communications Inc.	7.000%	3/1/20	2,285	2,322
	Sprint Communications Inc.	6.000%	11/15/22	755	798
	Sprint Corp.	7.875%	9/15/23	9,234	10,134
	Sprint Corp.	7.125%	6/15/24	2,101	2,264
	Sprint Corp.	7.625%	2/15/25	1,595	1,751
	T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,773
	Telecom Italia Capital SA	6.375%	11/15/33	381	417
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	1,065
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,536
2	Telecom Italia SpA/Milano	5.303%	5/30/24	445	479
2	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,600	3,778
	Time Warner Cable LLC	5.875%	11/15/40	60	67
	Time Warner Cable LLC	5.500%	9/1/41	1,223	1,317
2	Univision Communications Inc.	5.125%	5/15/23	550	549
2	Univision Communications Inc.	5.125%	2/15/25	4,840	4,707
2	UPCB Finance IV Ltd.	5.375%	1/15/25	2,225	2,292
1	Viacom Inc.	5.875%	2/28/57	2,560	2,643
1	Viacom Inc.	6.250%	2/28/57	944	1,017
	Videotron Ltd.	5.000%	7/15/22	3,763	3,965
2	Videotron Ltd.	5.375%	6/15/24	260	283
2	Virgin Media Finance plc	6.000%	10/15/24	1,855	1,911
2	Virgin Media Secured Finance plc	5.250%	1/15/26	2,467	2,535
2	Virgin Media Secured Finance plc	5.500%	8/15/26	355	372
2	Virgin Media Secured Finance plc	5.500%	5/15/29	2,220	2,320
2	VTR Finance BV	6.875%	1/15/24	2,521	2,593
2	WMG Acquisition Corp.	5.000%	8/1/23	840	860
2	WMG Acquisition Corp.	4.875%	11/1/24	1,475	1,527
2	WMG Acquisition Corp.	5.500%	4/15/26	2,651	2,790
2,5 WMG Acquisition Corp.		3.625%	10/15/26	220	255
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,402
2	Ziggo BV	5.500%	1/15/27	1,845	1,928

	Consumer Cyclical (12.7%)
2	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	4,062	4,164
2	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	2,875	2,965
2	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	830	834
2	Adient Global Holdings Ltd.	4.875%	8/15/26	4,720	3,823
2	Adient US LLC	7.000%	5/15/26	540	565
2	APX Group Inc.	8.875%	12/1/22	4,155	4,072
3,4 Bass Pro Group, LLC Bank Loan, 1M USD
	LIBOR + 5.000%	7.044%	12/15/23	1,896	1,823
2	Cedar Fair LP	5.250%	7/15/29	925	987
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	775	827

	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	535	550
2	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	5,768	5,883
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,081
	Delta Merger Sub Inc.	6.000%	9/15/26	1,820	1,993
2	FirstCash Inc.	5.375%	6/1/24	123	127
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	107
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,842
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,010	1,112
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	1,030	1,135
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	2,009	2,034
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,278	3,212
2	GW Honos Security Corp.	8.750%	5/15/25	1,615	1,659
2	Hanesbrands Inc.	4.625%	5/15/24	730	766
2	Hanesbrands Inc.	4.875%	5/15/26	735	775
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,803
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,685	2,816
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	3,395	3,493
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	1,750	1,848
2	Jack Ohio Finance LLC / Jack Ohio Finance 1
	Corp.	6.750%	11/15/21	200	204
2	Jacobs Entertainment Inc.	7.875%	2/1/24	600	637
	KB Home	7.000%	12/15/21	230	247
	KB Home	7.500%	9/15/22	215	241
	KB Home	7.625%	5/15/23	1,300	1,469
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	1,965	2,036
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	872	921
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	710	739
	L Brands Inc.	6.694%	1/15/27	882	867
	L Brands Inc.	5.250%	2/1/28	1,301	1,207
	Lennar Corp.	4.125%	1/15/22	1,015	1,040
	Lennar Corp.	4.875%	12/15/23	625	664
	Lennar Corp.	4.500%	4/30/24	3,015	3,170
	Lennar Corp.	5.875%	11/15/24	490	543
	Lennar Corp.	5.250%	6/1/26	270	292
	Lennar Corp.	5.000%	6/15/27	1,245	1,335
	Lennar Corp.	4.750%	11/29/27	1,085	1,162
2,5 LHMC Finco Sarl		6.250%	12/20/23	1,310	1,519
2	LHMC Finco Sarl	7.875%	12/20/23	1,523	1,618
2	Lithia Motors Inc.	5.250%	8/1/25	171	178
	Meritage Homes Corp.	5.125%	6/6/27	505	532
	MGM Resorts International	5.750%	6/15/25	1,500	1,648
	MGM Resorts International	5.500%	4/15/27	1,065	1,164
2	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	540	546
3,4 Panther BF Aggregator Bank Loan, 1M USD
	LIBOR + 3.500%	5.543%	4/30/26	1,085	1,074
2	Performance Food Group Inc.	5.500%	10/15/27	590	621
2	PetSmart Inc.	5.875%	6/1/25	1,252	1,249
	PulteGroup Inc.	5.500%	3/1/26	2,075	2,267
	PulteGroup Inc.	5.000%	1/15/27	130	140
	Service Corp. International	8.000%	11/15/21	1,225	1,348

	Service Corp. International	4.625%	12/15/27	205	214
	Service Corp. International	5.125%	6/1/29	1,005	1,073
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	315
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	2,094
	William Lyon Homes Inc.	7.000%	8/15/22	64	64
	William Lyon Homes Inc.	6.000%	9/1/23	390	406
	William Lyon Homes Inc.	5.875%	1/31/25	1,415	1,433
2	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	3,030	3,178
2	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.250%	5/15/27	1,636	1,681
2	Wynn Resorts Finance LLC / Wynn Resorts
	Capital Corp.	5.125%	10/1/29	615	644
2	Yum! Brands Inc.	4.750%	1/15/30	400	413

	Consumer Noncyclical (11.3%)
	Aramark Services Inc.	5.125%	1/15/24	1,367	1,411
2	Aramark Services Inc.	5.000%	4/1/25	1,935	1,995
	Aramark Services Inc.	4.750%	6/1/26	580	596
2	Aramark Services Inc.	5.000%	2/1/28	1,465	1,524
	B&G Foods Inc.	5.250%	9/15/27	3,000	3,064
2	Bausch Health Cos. Inc.	5.875%	5/15/23	137	139
2	Bausch Health Cos. Inc.	7.000%	3/15/24	1,090	1,146
2	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,236
2	Bausch Health Cos. Inc.	7.000%	1/15/28	540	581
2	Bausch Health Cos. Inc.	7.250%	5/30/29	60	65
2	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	654
2	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	2,000	2,030
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	524
	CHS/Community Health Systems Inc.	6.875%	2/1/22	814	619
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,450	3,433
2	CHS/Community Health Systems Inc.	8.125%	6/30/24	1,203	953
2,5 Darling Global Finance BV		3.625%	5/15/26	395	456
2	Darling Ingredients Inc.	5.250%	4/15/27	220	231
2,5 Diamond BC BV		5.625%	8/15/25	3,235	3,192
2	Endo Dac / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	2,395	1,407
2	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	2,535	1,553
	HCA Inc.	6.250%	2/15/21	870	911
	HCA Inc.	7.500%	2/15/22	155	172
	HCA Inc.	5.875%	5/1/23	2,055	2,258
	HCA Inc.	5.375%	2/1/25	1,955	2,136
	HCA Inc.	7.690%	6/15/25	130	155
	HCA Inc.	5.875%	2/15/26	2,895	3,239
	HCA Inc.	5.625%	9/1/28	390	435
	HCA Inc.	5.875%	2/1/29	450	504
2	Hologic Inc.	4.625%	2/1/28	570	591
2	inVentiv Group Holdings Inc/inVentiv Health
	Inc. / inVentiv Health Clinical Inc.	7.500%	10/1/24	172	178
2	IQVIA Inc.	5.000%	5/15/27	1,400	1,466
2,5 IQVIA Inc.		2.250%	1/15/28	1,200	1,332
2	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	1,376	1,404
3,4 Lands' End, Inc. Bank Loan, 1M USD LIBOR
	+ 3.250%	5.294%	3/12/21	2,265	2,178
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,471

2	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,174
2	Post Holdings Inc.	5.500%	3/1/25	2,125	2,226
2	Post Holdings Inc.	5.000%	8/15/26	3,800	3,938
2	Post Holdings Inc.	5.750%	3/1/27	970	1,026
2	Post Holdings Inc.	5.625%	1/15/28	2,170	2,300
2	Quintiles IMS Inc.	5.000%	10/15/26	2,050	2,147
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	501
	Revlon Consumer Products Corp.	6.250%	8/1/24	2,130	1,118
3	Revlon Consumer Products Corp. Bank Loan	5.604%	9/7/23	2	1
3	Revlon Consumer Products Corp. Bank Loan	5.624%	9/7/23	176	133
3,4 Revlon Consumer Products Corp. Bank Loan,
	3M USD LIBOR + 3.500%	5.624%	9/7/23	589	447
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,915	1,953
2	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	725	723
	Tenet Healthcare Corp.	4.625%	7/15/24	279	287
	Teva Pharmaceutical Finance Netherlands III
	BV	3.150%	10/1/26	2,720	1,904
	Teva Pharmaceutical Finance Netherlands III
	BV	6.750%	3/1/28	2,785	2,284
	Teva Pharmaceutical Finance Netherlands III
	BV	4.100%	10/1/46	300	189
2	TreeHouse Foods Inc.	6.000%	2/15/24	2,100	2,184
2	Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	520	590
2	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	815	915
2	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	1,150	1,289
2	VRX Escrow Corp.	6.125%	4/15/25	5,700	5,899
2	West Street Merger Sub Inc.	6.375%	9/1/25	4,455	4,110

	Energy (10.3%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	1,395	1,486
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	1,765	1,928
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	620	665
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	1,745	1,876
	Antero Resources Corp.	5.125%	12/1/22	854	749
2	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.125%	11/15/22	1,042	1,045
2	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.625%	7/15/26	775	760
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	95	106
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,350
2	Cheniere Energy Partners LP	4.500%	10/1/29	1,566	1,603
	Chesapeake Energy Corp.	7.500%	10/1/26	975	663
	Chesapeake Energy Corp.	8.000%	6/15/27	3,125	2,109
2	DCP Midstream LLC	5.350%	3/15/20	335	338
2	DCP Midstream Operating LP	4.750%	9/30/21	672	689
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,484
	DCP Midstream Operating LP	3.875%	3/15/23	801	809
	Diamondback Energy Inc.	4.750%	11/1/24	175	179
	Diamondback Energy Inc.	5.375%	5/31/25	1,130	1,178
	Energy Transfer Operating LP	4.250%	3/15/23	870	909
	Energy Transfer Operating LP	5.875%	1/15/24	1,211	1,346
	Energy Transfer Operating LP	5.500%	6/1/27	3,269	3,691
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,560	2,182

	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	474	401
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	769	646
	Laredo Petroleum Inc.	5.625%	1/15/22	2,107	1,981
	Laredo Petroleum Inc.	6.250%	3/15/23	2,758	2,427
	Matador Resources Co.	5.875%	9/15/26	3,315	3,315
2	MEG Energy Corp.	6.375%	1/30/23	850	820
2	MEG Energy Corp.	7.000%	3/31/24	1,139	1,096
2	MEG Energy Corp.	6.500%	1/15/25	2,850	2,921
	MPLX	5.250%	1/15/25	1,510	1,594
2	NGPL PipeCo LLC	4.375%	8/15/22	400	414
2	NGPL PipeCo LLC	4.875%	8/15/27	475	508
2	Noble Holding International Ltd.	7.875%	2/1/26	460	329
2	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,357
2	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	192
	QEP Resources Inc.	6.800%	3/1/20	220	220
	QEP Resources Inc.	5.375%	10/1/22	1,270	1,213
	QEP Resources Inc.	5.250%	5/1/23	1,262	1,164
2	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,272
2	Rockies Express Pipeline LLC	6.875%	4/15/40	420	454
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	225	258
	SM Energy Co.	6.125%	11/15/22	935	895
	SM Energy Co.	5.000%	1/15/24	1,994	1,780
	SM Energy Co.	5.625%	6/1/25	1,651	1,408
	SM Energy Co.	6.750%	9/15/26	720	628
	SM Energy Co.	6.625%	1/15/27	500	430
2	Southern Star Central Corp.	5.125%	7/15/22	325	327
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	750	769
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,589	1,649
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,030	2,152
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	490	520
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	1,880	1,882
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	9/15/24	210	209
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	1,845	1,799
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.750%	3/15/24	300	311
2	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,311
1,2 Transocean Guardian Ltd.		5.875%	1/15/24	1,573	1,588
1,2 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	765	801
1,2 Transocean Pontus Ltd.		6.125%	8/1/25	1,278	1,297
1,2 Transocean Proteus Ltd.		6.250%	12/1/24	896	905
2	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	1,915	871
	Whiting Petroleum Corp.	6.625%	1/15/26	3,281	2,215
	WPX Energy Inc.	5.250%	9/15/24	3,734	3,799
	WPX Energy Inc.	5.750%	6/1/26	370	377

	Other Industrial (0.7%)
2	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	3,222	3,061
3	Core & Main LP Bank Loan	4.850%	8/1/24	115	114
3	Core & Main LP Bank Loan	4.882%	8/1/24	104	103

3,4 Core & Main LP Bank Loan, 1M USD LIBOR
+ 3.000%	4.850%	8/1/24	47	46

2	KAR Auction Services Inc.	5.125%	6/1/25	1,819	1,883

	Technology (8.1%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,402
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,612	2,690
	CDK Global Inc.	5.875%	6/15/26	915	973
	CDK Global Inc.	4.875%	6/1/27	585	609
2	CDK Global Inc.	5.250%	5/15/29	775	802
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	985	1,010
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	185	204
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	910	949
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,685	2,732
3,4 Dun and Bradstreet Corp. Bank Loan, 1M
	USD LIBOR + 5.000%	7.054%	2/8/26	3,360	3,381
5	Equinix Inc.	2.875%	2/1/26	3,115	3,534
	Equinix Inc.	5.375%	5/15/27	1,365	1,472
3	Grizzly Acquisitions Inc. Bank Loan	5.569%	10/1/25	738	726
	Infor US Inc.	6.500%	5/15/22	3,060	3,114
	Iron Mountain Inc.	5.750%	8/15/24	972	982
2	Iron Mountain Inc.	4.875%	9/15/27	595	608
2	Iron Mountain Inc.	4.875%	9/15/29	1,897	1,921
3,4 Messer Industries Bank Loan, 1M USD LIBOR
	+ 2.500%	4.604%	3/1/26	186	185
3,4 Microchip Technology Inc. Bank Loan, 1M
	USD LIBOR + 2.000%	4.050%	5/24/25	641	643
2	MSCI Inc.	5.250%	11/15/24	395	407
2	MSCI Inc.	5.750%	8/15/25	1,915	2,011
2	MSCI Inc.	4.750%	8/1/26	210	220
	Nokia Oyj	6.625%	5/15/39	3,550	4,167
2	Open Text Corp.	5.625%	1/15/23	1,070	1,095
2	Open Text Corp.	5.875%	6/1/26	1,895	2,021
	Pitney Bowes Inc.	4.950%	4/1/23	2,395	2,359
	Pitney Bowes Inc.	4.625%	3/15/24	520	490
	Qorvo Inc.	5.500%	7/15/26	2,044	2,159
2	Qorvo Inc.	4.375%	10/15/29	1,535	1,545
2	Sensata Technologies BV	4.875%	10/15/23	300	316
2	Sensata Technologies BV	5.625%	11/1/24	575	625
2	Sensata Technologies BV	5.000%	10/1/25	1,625	1,737
2	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,621
3,4 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.294%	4/16/25	604	606
3,4 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.294%	4/16/25	915	918
3,4 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.294%	4/16/25	678	681
2	SS&C Technologies Inc.	5.500%	9/30/27	3,575	3,727
	Symantec Corp.	3.950%	6/15/22	345	352
2	Symantec Corp.	5.000%	4/15/25	3,298	3,339
	Western Digital Corp.	4.750%	2/15/26	2,519	2,582
	Xerox Corp.	4.800%	3/1/35	245	209

	Transportation (0.2%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	602	614
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	715	747
					584,191

Utilities (1.4%)
	Electric (1.4%)
	AES Corp.	4.500%	3/15/23	1,835	1,876
	AES Corp.	4.875%	5/15/23	516	525
	AES Corp.	5.500%	4/15/25	150	156
	AES Corp.	6.000%	5/15/26	30	32
	AES Corp.	5.125%	9/1/27	2,115	2,247
2	NextEra Energy Operating Partners LP	4.250%	7/15/24	1,173	1,213
2	NextEra Energy Operating Partners LP	4.250%	9/15/24	645	667
2	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	3,046
2	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	717
					10,479
Total Corporate Bonds (Cost $673,794)					682,571
Sovereign Bonds (0.3%)
2	DAE Funding LLC	4.000%	8/1/20	130	131
2	DAE Funding LLC	4.500%	8/1/22	1,264	1,286
2	DAE Funding LLC	5.000%	8/1/24	1,020	1,066
Total Sovereign Bonds (Cost $2,423)					2,483
				Shares
Common Stocks (0.2%)
Utilities (0.2%)
§,* Homer City Generation LP (Cost $1,287)				62,633	1,287
				Face
				Amount
				($000)
Temporary Cash Investment (6.4%)
Repurchase Agreement (6.4%)
	Bank of America Securities, LLC
	(Dated 9/30/19, Repurchase Value
	$48,603,000, collateralized by Government
	National Mortgage Assn. 4.000%, 5/20/49,
	with a value of $49,572,000) (Cost $48,600)	2.320%	10/1/19	48,600	48,600
Total Investments (97.6%) (Cost $726,104)					734,941
Other Asset and Liabilities-Net (2.4%)					17,754
Net Assets (100%)					752,695

§ Security value determined using significant unobservable inputs.
* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $313,286,000, representing 41.6% of net assets.
3 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At
September 30, 2019, the aggregate value of these securities was $17,913,000, representing 2.4% of net assets.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Face amount denominated in euro.
6 Face amount denominated in British pounds.
LIBOR—London Interbank Offered Rate.

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citibank, N.A.	10/31/19	USD	13,179	EUR	11,947	124	—
J.P. Morgan
Securities LLC	10/31/19	USD	59	GBP	48	1	—
						125	—

EUR—euro.
GBP—British pound.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses)
until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The

High Yield Bond Portfolio

portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event
(such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

High Yield Bond Portfolio

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated.
In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-
counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of

High Yield Bond Portfolio

its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The portfolio has no open swap contracts at September 30, 2019.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	682,571	—
Sovereign Bonds	—	2,483	—
Common Stocks	—	—	1,287
Temporary Cash Investments	—	48,600	—
Forward Currency Contracts—Assets	—	125	—
Total	—	733,779	1,287

High Yield Bond Portfolio